Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has generally granted equity awards pursuant to the terms of the applicable equity incentive plan and associated award agreements. Generally, grants to executive officers and employees occur on a set schedule, such as at the annual meeting of the Board or Compensation Committee, upon commencement of employment or in other special circumstances. Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, including with respect to options, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The exercise price for stock options is set at or above the fair market value of our Common Stock on the date of grant, as determined by the closing price on our principal stock exchange.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has generally granted equity awards pursuant to the terms of the applicable equity incentive plan and associated award agreements. Generally, grants to executive officers and employees occur on a set schedule, such as at the annual meeting of the Board or Compensation Committee, upon commencement of employment or in other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, including with respect to options, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false